SEMI ANNUAL REPORT
                         TEMPLETON GREATER EUROPEAN FUND
                               SEPTEMBER 30, 1998



[LOGO FRANKLIN TEMPLETON]

PAGE


[SEAL - CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PICTURE OF MARK G. HOLOWESKO]
MARK G. HOLOWESKO, CFA
President
Templeton Global Investment Trust

PAGE

                                    CONTENTS

Shareholder Letter ...........................................      1

Performance Summaries
   Class I ...................................................      6
   Class II ..................................................      8
   Advisor Class .............................................     10

Financial Highlights & Statement of Investments ..............     12

Financial Statements .........................................     20

Notes to the Financial Statements ............................     23


                        [FUND CATEGORY-PYRAMID GRAPHIC]


SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Greater European Fund seeks to achieve long-term capital appreciation by investing, under normal market conditions, at least 75% of its total assets in equity securities of "Greater European companies," as defined in the Fund's prospectus.
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Greater European Fund covers the six months ended September 30, 1998. After generally performing well during the first four months of the reporting period, many European markets dropped sharply in August and September. By September 30, the Morgan Stanley Capital International(R)
(MSCI) All Country Europe Index was down 10.63% for the reporting period.(1) This steep decline reflected a swing in investor sentiment from optimism about prospects for monetary union to concern over the fallout from the collapse of the Russian economy. Within this environment,



1. Source: MSCI. The MSCI All Country Europe Index tracks the performance of approximately 744 securities located in 21 countries and is designed to measure the stock market performance of Europe. Price depreciation is measured in U.S. dollars and includes reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/98

United Kingdom                                        22.9%
Sweden                                                 8.7%
Germany                                                7.7%
France                                                 7.4%
Netherlands                                            5.3%
Finland                                                3.9%
Spain                                                  3.1%
Italy                                                  1.3%
Other Countries                                       15.2%
Short-Term Investments & Other Net Assets             24.5%

Templeton Greater European Fund - Class I shares posted a -18.06% six-month cumulative total return, as discussed in the Performance Summary on page 6.

The shift in investor sentiment described on the previous page was particularly evident in the banking sector. As many bank managements positioned themselves for the January 1, 1999 introduction of the euro, share prices of many of the region's financial institutions were bid up on investor expectations of continued consolidation. Prospects for further takeovers within the industry appeared likely because many of the region's banks had low levels of loan loss reserves, plentiful capital, and decreasing operating costs. But market declines relating to Russian bond and hedge fund losses led a number of investors to question the quality of many of the region's bank loans, and the prices of many banking stocks fell.

Throughout this turbulent time, we remained focused on purchasing securities we believed to be undervalued, and took advantage of market declines to reduce the Fund's cash position. Exposure to the Nordic region increased during the reporting period, as we added to the Fund's holdings in Norway and Sweden, two of the hardest hit European markets. For example, Saab AB, B, a Swedish automobile company, and Elkem AS, a Norwegian metal and alloy manufacturer, were added to the Fund's portfolio. Conversely, the Fund's weightings


2

PAGE


in Italy and Spain fell because lofty stock prices made it difficult for us to uncover equities we considered bargains in those countries.

In terms of industry exposure, we boosted the Fund's weighting in the energy sources sector, exploiting share-price weakness created by low oil prices. For example, we purchased shares of Shell Transport & Trading Co. Plc., which owns approximately 40% of the Royal Dutch/Shell Group of Companies.

In our opinion, market declines which occurred during the reporting period could ultimately have the cleansing effect of wiping away excessive price/earnings ratios in some of the region's markets, particularly for a number of large cap stocks. From January 1, 1998 to September 30, 1998, the 20% most expensive stocks in the MSCI All Country Europe Index rose 8%, while the cheapest 20% fell 13%(2). As value investors, our performance was hurt by this divergence. However, the optimism permeating some European equity markets at the beginning of the period subsided, as many investors seemed to take a more balanced view of risk and return. We believe that this shift could focus investor attention back on underlying valuations and company specific fundamentals.

Europe still holds much of the potential for the type of focus and cost-cutting that has boosted returns on capital in the U.S. over the past decade. The fiscal responsibility of countries seeking to join the European Monetary Union (EMU) may also contribute to improved


2. Source: Morgan Stanley Capital International.


TOP 10 INDUSTRIES
9/30/98

                                        % OF TOTAL
INDUSTRY                                NET ASSETS
--------------------------------------------------
Chemicals                                  6.9%

Energy Sources                             6.9%

Automobiles                                6.6%

Banking                                    6.3%

Electrical & Electronics                   5.3%

Utilities Electrical & Gas                 5.2%

Machinery & Engineering                    4.6%

Industrial Components                      4.5%

Metals & Mining                            4.3%

Transportation                             3.4%


                                                                               3

PAGE


TOP 10 HOLDINGS
9/30/98

COMPANY                                                          % OF TOTAL
INDUSTRY, COUNTRY                                                NET ASSETS
----------------------------------------------------------------------------
Norsk Hydro AS Energy Sources, Norway                               2.5%

Electrabel SA Utilities Electrical & Gas, Belgium                   2.4%

HSBC Holdings Plc. Banking, Hong Kong*                              2.4%

Volkswagen AG Automobiles, Germany                                  2.3%

Deutsche Bank AG Banking, Germany                                   2.2%

BASF AG Chemicals, Germany                                          2.2%

Rhone-Poulenc SA, A Chemicals, France                               1.9%

Societe Elf Aquitaine SA Energy Sources, France                     1.8%

Autoliv Inc., ADR Automobiles, Sweden                               1.8%

Philips Electronics NV Electrical & Electronics,  Netherlands       1.6%


*Hong Kong reverted to the sovereignty of China on July 1, 1997.


economic fundamentals in Europe. Government attempts to meet EMU requirements have led to falling interest rates, declining unemployment and benign inflation. These conditions have enabled many European companies to grow by taking advantage of lower borrowing costs and increased consumption. Although investor uncertainty and market volatility are risk factors we must always consider when making investments for the Fund, we shall maintain our long-term perspective and continue looking for stocks we consider bargains that ultimately could benefit our shareholders.

This discussion reflects our views, opinions and portfolio holdings as of September 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

It is important to remember that investing in foreign markets concentrated in a single region involves special considerations not associated with more broadly diversified investments, such as market and currency volatility and adverse economic, social and political developments in the region and countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. For example, Russia's share registration and custody system


4

PAGE


creates certain risks of loss not normally associated with other markets. In addition, investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Greater European Fund, and welcome your comments or suggestions.





Sincerely,



/s/ Mark G. Holowesko
--------------------------------
Mark G. Holowesko, CFA





/s/ Jeffrey A. Everett
--------------------------------
Jeffrey A. Everett, CFA





/s/ Richard Sean Farrington
--------------------------------
Richard Sean Farrington, CFA


The Portfolio Management Team
Templeton Greater European Fund


                                                                               5

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton Greater European Fund - Class I posted a -18.06% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $2.67, from $14.26 on March 31, 1998, to $11.59 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 4 cents ($0.04) in income dividends, 3.5 cents ($0.035) in short-term capital gains, and 4.5 cents ($0.045) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


6

PAGE


CLASS I
Periods ended 9/30/98

                                                                   SINCE
                                                                 INCEPTION
                                           1-YEAR     3-YEAR     (5/8/95)
--------------------------------------------------------------------------
Cumulative Total Return(1)                 -7.89%     34.49%      32.88%
Average Annual Total Return(2)            -13.17%      8.23%       6.85%
Value of $10,000 Investment(3)            $8,683    $12,679     $12,524


                                          9/30/96    9/30/97     9/30/98
--------------------------------------------------------------------------
One-Year Total Return(4)                   12.16%     30.18%      -7.89%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.


                                                                               7

PAGE


CLASS II

Templeton Greater European Fund - Class II posted a -18.39% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $2.69, from $14.16 on March 31, 1998, to $11.47 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 2.95 cents ($0.0295) in income dividends, 3.5 cents ($0.035) in short-term capital gains, and 4.5 cents ($0.045) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


8

PAGE


CLASS II
Periods ended 9/30/98

                                                                       SINCE
                                                                     INCEPTION
                                              1-YEAR     3-YEAR      (5/8/95)
------------------------------------------------------------------------------
Cumulative Total Return(1)                   -8.43%     31.65%       29.81%
Average Annual Total Return(2)              -10.25%      9.23%        7.66%
Value of $10,000 Investment(3)               $9,065    $13,033      $12,852


                                            9/30/96    9/30/97      9/30/98
------------------------------------------------------------------------------
One-Year Total Return(4)                      11.11%     29.39%       -8.43%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.


                                                                               9

PAGE


ADVISOR CLASS

Templeton Greater European Fund - Advisor Class posted a -17.91% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The Fund's share price, as measured by net asset value, decreased $2.66, from $14.30 on March 31, 1998, to $11.64 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 4.52 cents ($0.0452) in income dividends, 3.5 cents ($0.035) in short-term capital gains, and 4.5 cents ($0.045) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


10

PAGE


ADVISOR CLASS
Periods ended 9/30/98

                                                                         SINCE
                                                                       INCEPTION
                                            1-YEAR*      3-YEAR*       (5/8/95)*
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   -7.53%       35.51%        33.89%
Average Annual Total Return(1)               -7.53%       10.66%         8.97%
Value of $10,000 Investment(2)              $9,247      $13,551       $13,389


                                           9/30/96      9/30/97       9/30/98
--------------------------------------------------------------------------------
One-Year Total Return(3,*)                   12.16%       30.65%        -7.53%


*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 13.12%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                              11

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights

                                                                                          CLASS I
                                                                  -------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      -------------------------------
                                                                     (UNAUDITED)           1998         1997       1996+
                                                                  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $14.26            $12.35      $10.39      $10.00
                                                                  -------------------------------------------------------
Income from investment operations:
 Net investment income......................................                .11               .23         .14         .08
 Net realized and unrealized gains (losses).................              (2.66)             2.99        2.09         .31
                                                                  -------------------------------------------------------
Total from investment operations............................              (2.55)             3.22        2.23         .39
                                                                  -------------------------------------------------------
Less distributions from:
 Net investment income......................................               (.04)             (.23)       (.13)         --
 Net realized gains.........................................               (.08)            (1.08)       (.14)         --
                                                                  -------------------------------------------------------
Total distributions.........................................               (.12)            (1.31)       (.27)         --
                                                                  -------------------------------------------------------
Net asset value, end of period..............................             $11.59            $14.26      $12.35      $10.39
                                                                  -------------------------------------------------------
                                                                  -------------------------------------------------------
Total Return*...............................................           (18.06)%            28.25%      21.70%       3.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $41,310           $19,455      $9,268      $4,308
Ratios to average net assets:
 Expenses...................................................              1.85%**           1.85%       1.85%       1.85%**
 Expenses, excluding waiver and payments by affiliate.......              1.85%**           2.41%       2.63%       3.56%**
 Net investment income......................................              2.30%**           2.04%       1.72%       1.39%**
Portfolio turnover rate.....................................             11.86%            27.59%      30.58%       9.86%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
 12

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                                         CLASS II
                                                                  ------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      ------------------------------
                                                                    (UNAUDITED)++          1998        1997       1996+
                                                                  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $14.16           $12.27      $10.32      $10.00
                                                                  ------------------------------------------------------
Income from investment operations:
 Net investment income......................................                .11              .12         .11         .07
 Net realized and unrealized gains (losses).................              (2.69)            3.01        2.02         .25
                                                                  ------------------------------------------------------
Total from investment operations............................              (2.58)            3.13        2.13         .32
                                                                  ------------------------------------------------------
Less distributions from:
 Net investment income......................................               (.03)            (.16)       (.04)         --
 Net realized gains.........................................               (.08)           (1.08)       (.14)         --
                                                                  ------------------------------------------------------
Total distributions.........................................               (.11)           (1.24)       (.18)         --
                                                                  ------------------------------------------------------
Net asset value, end of period..............................             $11.47           $14.16      $12.27      $10.32
                                                                  ------------------------------------------------------
                                                                  ------------------------------------------------------
Total Return*...............................................           (18.39)%           27.55%      20.83%       3.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $12,214           $5,929      $2,424      $1,431
Ratios to average net assets:
 Expenses...................................................              2.50%**          2.50%       2.50%       2.50%**
 Expenses, excluding waiver and payments by affiliate.......              2.50%**          3.05%       3.29%       4.21%**
 Net investment income......................................              1.66%**          1.31%       1.45%       1.06%**
Portfolio turnover rate.....................................             11.86%           27.59%      30.58%       9.86%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.
                                                                              13

PAGE


TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                                 ADVISOR CLASS
                                                                  --------------------------------------------
                                                                   SIX MONTHS ENDED       YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      --------------------
                                                                    (UNAUDITED)++          1998         1997+
                                                                  --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $14.30           $12.36       $11.56
                                                                  --------------------------------------------
Income from investment operations:
 Net investment income......................................                .22              .56          .07
 Net realized and unrealized gains (losses).................              (2.75)            2.73          .73
                                                                  --------------------------------------------
Total from investment operations............................              (2.53)            3.29          .80
                                                                  --------------------------------------------
Less distributions from:
 Net investment income......................................               (.05)            (.27)          --
 Net realized gains.........................................               (.08)           (1.08)          --
                                                                  --------------------------------------------
Total distributions.........................................               (.13)           (1.35)          --
                                                                  --------------------------------------------
Net asset value, end of period..............................             $11.64           $14.30       $12.36
                                                                  --------------------------------------------
                                                                  --------------------------------------------
Total Return*...............................................           (17.91)%           28.88%        6.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................               $216              $83          $36
Ratios to average net assets:
 Expenses...................................................              1.50%**          1.50%        1.50%**
 Expenses, excluding waiver and payments by affiliate.......              1.50%**          2.06%        1.90%**
 Net investment income......................................              3.01%**          2.38%        2.56%**
Portfolio turnover rate.....................................             11.86%           27.59%       30.58%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS 71.6%
AEROSPACE & MILITARY TECHNOLOGY .5%
Rolls-Royce Plc. ...........................................  United Kingdom        77,000     $   266,289
                                                                                               -----------
AUTOMOBILES 3.4%
Autoliv Inc., ADR...........................................      Sweden            31,000         953,603
Fiat SpA, di Risp...........................................      Italy             50,000          81,667
Volkswagen AG...............................................     Germany               530          38,529
Volvo AB, B.................................................      Sweden            31,142         763,197
                                                                                               -----------
                                                                                                 1,836,996
                                                                                               -----------
BANKING 6.3%
Bank Slaski SA W Katowicach.................................      Poland             2,160         105,793
Banque Nationale de Paris BNP...............................      France             4,000         214,102
Deutsche Bank AG............................................     Germany            22,089       1,172,282
HSBC Holdings Plc. .........................................    Hong Kong           69,800       1,279,164
National Westminster Bank Plc. .............................  United Kingdom        18,600         249,079
Unidanmark AS, A............................................     Denmark             2,225         161,054
Union Bank of Norway, Primary Capital Cert. ................      Norway            10,000         169,551
*Union Bank of Norway, rts. ................................      Norway             7,000          18,914
                                                                                               -----------
                                                                                                 3,369,939
                                                                                               -----------
BUILDING MATERIALS & COMPONENTS 2.6%
Anglian Group Plc. .........................................  United Kingdom        88,000         270,682
Caradon Plc. ...............................................  United Kingdom       216,800         460,540
Hepworth Plc. ..............................................  United Kingdom        38,500          92,579
Heywood Williams Group Plc. ................................  United Kingdom       175,700         586,722
                                                                                               -----------
                                                                                                 1,410,523
                                                                                               -----------
BUSINESS & PUBLIC SERVICES 1.6%
Kardex AG, br. .............................................   Switzerland             800         184,931
Lex Service Plc. ...........................................  United Kingdom        59,700         350,019
SGS Societe Generale de Surveillance Holdings Ltd., br. ....   Switzerland             430         310,937
                                                                                               -----------
                                                                                                   845,887
                                                                                               -----------
CHEMICALS 6.8%
BASF AG.....................................................     Germany            30,000       1,159,542
Cookson Group Plc. .........................................  United Kingdom        72,638         135,169
DSM NV......................................................   Netherlands           5,064         427,138
Imperial Chemical Industries Plc. ..........................  United Kingdom        58,600         462,076
Kemira OY...................................................     Finland            75,000         493,751
Rhone-Poulenc SA, A.........................................      France            24,000       1,006,280
                                                                                               -----------
                                                                                                 3,683,956
                                                                                               -----------
CONSTRUCTION & HOUSING .2%
Hollandsche Beton Groep NV..................................   Netherlands           7,233          88,635
                                                                                               -----------

                                                                              15

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL & ELECTRONICS 5.3%
ABB AB, A ..................................................      Sweden            15,000     $   135,937
ABB AB, B ..................................................      Sweden            66,900         602,010
Alcatel SA..................................................      France             5,000         444,262
General Electric Co. Plc. ..................................  United Kingdom       110,000         805,222
Philips Electronics NV......................................   Netherlands          16,000         861,516
                                                                                               -----------
                                                                                                 2,848,947
                                                                                               -----------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC Plc. ..................................................  United Kingdom        54,932          55,544
                                                                                               -----------
ENERGY SOURCES 6.9%
Norsk Hydro AS..............................................      Norway            36,900       1,343,513
Rao Gazprom, ADR, Reg S.....................................      Russia            12,302          80,270
Repsol SA...................................................      Spain             15,200         641,960
Saga Petroleum AS ..........................................      Norway             8,175          83,938
Shell Transport & Trading Co. Plc. .........................  United Kingdom        84,000         508,191
Shell Transport & Trading Co. Plc., ADR.....................  United Kingdom         1,000          36,438
Societe Elf Aquitaine SA....................................      France             8,020         988,763
                                                                                               -----------
                                                                                                 3,683,073
                                                                                               -----------
FINANCIAL SERVICES .6%
Axa-UAP.....................................................      France             3,600         329,503
                                                                                               -----------
FOOD & HOUSEHOLD PRODUCTS 1.5%
Express Dairies Plc. .......................................  United Kingdom        12,859          30,266
Northern Foods Plc. ........................................  United Kingdom        25,719          78,236
Pick Szeged RT .............................................     Hungary             4,900         140,096
Tate & Lyle Plc. ...........................................  United Kingdom        97,000         537,387
                                                                                               -----------
                                                                                                   785,985
                                                                                               -----------
FOREST PRODUCTS & PAPER 3.4%
Assidomaen AB...............................................      Sweden             4,800          92,514
Enso OY, A..................................................     Finland            47,500         345,380
Enso OY, R..................................................     Finland            12,200          86,311
Mo Och Domsjoe AB, B........................................      Sweden            18,931         361,246
Svenska Cellulosa AB, B.....................................      Sweden             4,500          89,029
UPM-Kymmene Corp. ..........................................     Finland            37,500         854,852
                                                                                               -----------
                                                                                                 1,829,332
                                                                                               -----------
INDUSTRIAL COMPONENTS 4.3%
BTR Plc. ...................................................  United Kingdom       405,725         734,310
Krones AG Herman Kronseder Maschinen Fabrik.................     Germany               822          26,558
Otra NV ....................................................   Netherlands          39,300         510,782
Sandvik AB, A...............................................      Sweden            10,400         217,040
Sandvik AB, B...............................................      Sweden            11,000         230,264
SKF AB, A ..................................................      Sweden            26,000         328,547

 16

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS (CONT.)
SKF AB, B...................................................      Sweden             8,000     $    99,049
Sylea SA....................................................      France             3,300         187,232
                                                                                               -----------
                                                                                                 2,333,782
                                                                                               -----------
INSURANCE .6%
*Zurich Allied AG ..........................................   Switzerland             700         347,396
                                                                                               -----------
LEISURE & TOURISM .7%
Rank Group Plc. ............................................  United Kingdom        97,700         386,855
                                                                                               -----------
MACHINERY & ENGINEERING 4.6%
Bullough Plc. ..............................................  United Kingdom       584,800         844,742
Laird Group Plc. ...........................................  United Kingdom       156,500         418,883
Mckechnie Group Plc. .......................................  United Kingdom        78,400         347,074
Rauma OY....................................................     Finland            29,600         337,381
VA Technologie AG...........................................     Austria             5,900         534,840
                                                                                               -----------
                                                                                                 2,482,920
                                                                                               -----------
MERCHANDISING 2.7%
Gucci Group NV..............................................   Netherlands           6,400         231,200
House of Fraser Plc. .......................................  United Kingdom       231,400         326,392
Moebel Walther AG...........................................     Germany             5,600         222,814
Storehouse Plc. ............................................  United Kingdom       148,312         442,335
W.H. Smith Group............................................  United Kingdom        25,290         209,948
                                                                                               -----------
                                                                                                 1,432,689
                                                                                               -----------
METALS & MINING 4.3%
Billiton Plc. ..............................................  United Kingdom       300,000         666,593
British Steel Plc. .........................................  United Kingdom        90,000         163,271
Elkem AS ...................................................      Norway            61,900         685,743
Eramet SA ..................................................      France             8,980         245,937
Pechiney SA, A .............................................      France            15,879         549,056
                                                                                               -----------
                                                                                                 2,310,600
                                                                                               -----------
MULTI-INDUSTRY 2.1%
Elementis Plc. .............................................  United Kingdom        48,066          65,755
Inchcape Plc. ..............................................  United Kingdom       198,900         392,094
Pilkington Plc. ............................................  United Kingdom       424,900         415,195
*Saab AB, B.................................................      Sweden            30,050         258,903
                                                                                               -----------
                                                                                                 1,131,947
                                                                                               -----------
REAL ESTATE .9%
Wereldhave NV...............................................   Netherlands           8,225         483,888
                                                                                               -----------
RECREATION & OTHER CONSUMER GOODS .1%
Fila Holding SpA, ADR.......................................      Italy              4,400          37,400
                                                                                               -----------

                                                                              17

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES           VALUE
                                                                 --------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 2.5%
British Telecommunications Plc. ............................  United Kingdom        37,430     $   500,602
Rostelekom..................................................      Russia           168,000          52,080
Rostelecom, ADR.............................................      Russia            56,000         112,000
Tele Danmark AS, B..........................................     Denmark             2,050         203,548
Telecom Italia SpA, di Risp.................................      Italy             74,750         348,633
Telefonica SA...............................................      Spain              2,800         102,094
                                                                                               -----------
                                                                                                 1,318,957
                                                                                               -----------
TEXTILES & APPAREL
Dawson International Plc. ..................................  United Kingdom        74,822          24,159
                                                                                               -----------
TRANSPORTATION 3.4%
Danzas Holding AG...........................................   Switzerland           2,200         550,675
Koninklijke Nedlloyd Groep NV...............................   Netherlands           6,250          82,557
Kvaerner ASA, A.............................................      Norway            18,400         233,670
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom        40,300         385,919
Stolt Nielsen SA, ADR.......................................      Norway             6,000          70,500
Transport Development Group Plc. ...........................  United Kingdom        22,608          87,022
Vosper Thornycroft Holdings Plc. ...........................  United Kingdom        43,000         419,083
                                                                                               -----------
                                                                                                 1,829,426
                                                                                               -----------
UTILITIES ELECTRICAL & GAS 5.2%
BG Plc. ....................................................  United Kingdom        35,294         245,165
Electrabel SA...............................................     Belgium             3,249       1,281,137
Empresa Nacional Hidroelectrica del Ribagorzana SA, B.......      Spain              5,500         121,371
Iberdrola SA ...............................................      Spain             48,200         804,097
Mosenergo, ADR, 144A........................................      Russia            13,500           8,944
National Grid Group Plc. ...................................  United Kingdom        25,500         189,157
Thames Water Group Plc. ....................................  United Kingdom         6,192         123,749
                                                                                               -----------
                                                                                                 2,773,620
                                                                                               -----------
WHOLESALE & INTERNATIONAL TRADE 1.0%
Dahl International AB.......................................      Sweden            44,500         562,320
                                                                                               -----------
TOTAL COMMON STOCKS (COST $49,654,447)......................                                    38,490,568
                                                                                               -----------
PREFERRED STOCKS 3.9%
Ballast Nedam NV, ctf., cvt., pfd. .........................   Netherlands           5,000         167,104
Baumax AG, pfd. ............................................     Austria             6,953         144,860
BBS Kraftfahrzeugtechnik AG, pfd. ..........................     Germany             1,500         287,193
Fiat SpA, pfd. .............................................      Italy            139,500         218,395
Krones AG Herman Kronseder Maschinen Fabrik, pfd. ..........     Germany             1,918          61,969
Volkswagen AG, pfd. ........................................     Germany            26,000       1,190,056
                                                                                               -----------
TOTAL PREFERRED STOCKS (COST $2,522,011)....................                                     2,069,577
                                                                                               -----------

 18

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY        AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (COST $16,327,173) 30.4%
U.S. Treasury Bills, 4.385% to 5.035% with maturities to
  2/04/99...................................................  United States    $16,498,000     $16,349,892
                                                                                               -----------
TOTAL INVESTMENTS (COST $68,503,631) 105.9%.................                                    56,910,037
OTHER ASSETS, LESS LIABILITIES (5.9%).......................                                    (3,169,736)
                                                                                               -----------
TOTAL NET ASSETS 100.0%.....................................                                   $53,740,301
                                                                                               -----------
                                                                                               -----------

*Non-income producing.
**Securities traded in U.S. dollars.
                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $68,503,631).....    $ 56,910,037
 Cash.......................................................           7,479
 Receivables:
  Investment securities sold................................           7,865
  Fund shares sold..........................................         663,224
  Dividends and interest....................................         231,325
                                                                ------------
      Total assets..........................................      57,819,930
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         795,106
  Fund shares redeemed......................................       2,907,410
  To affiliates.............................................         218,658
 Accrued expenses...........................................         158,455
                                                                ------------
      Total liabilities.....................................       4,079,629
                                                                ------------
Net assets, at value........................................    $ 53,740,301
                                                                ------------
                                                                ------------
Net assets consist of:
 Undistributed net investment income........................    $    572,304
 Net unrealized depreciation................................     (11,593,594)
 Accumulated net realized gain..............................       1,588,844
 Beneficial shares..........................................      63,172,747
                                                                ------------
Net assets, at value........................................    $ 53,740,301
                                                                ------------
                                                                ------------
CLASS I:
 Net asset value per share ($41,310,481 / 3,562,813 shares
   outstanding).............................................          $11.59
                                                                ------------
                                                                ------------
 Maximum offering price per share ($11.59 / 94.25%).........          $12.30
                                                                ------------
                                                                ------------
CLASS II:
 Net asset value per share ($12,213,640 / 1,065,179 shares
   outstanding)*............................................          $11.47
                                                                ------------
                                                                ------------
 Maximum offering price per share ($11.47 / 99.00%).........          $11.59
                                                                ------------
                                                                ------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($216,180 / 18,574 shares outstanding)...................          $11.64
                                                                ------------
                                                                ------------

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                       See Notes to Financial Statements.
 20

PAGE



TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $97,697)
 Dividends..................................................    $  571,886
 Interest...................................................       542,103
                                                                ----------
      Total investment income...............................                     $  1,113,989
Expenses:
 Management fees (Note 3)...................................       200,453
 Administrative fees (Note 3)...............................        40,091
 Distribution fees (Note 3)
  Class I...................................................        71,214
  Class II..................................................        57,042
 Transfer agent fees (Note 3)...............................        43,000
 Custodian fees.............................................        16,000
 Reports to shareholders....................................        50,000
 Registration and filing fees...............................        29,860
 Professional fees..........................................        10,000
 Trustees' fees and expenses................................         3,000
 Amortization of organization costs.........................         6,639
 Other......................................................         2,750
                                                                ----------
      Total expenses........................................                          530,049
                                                                                 ------------
            Net investment income...........................                          583,940
                                                                                 ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     1,615,758
  Foreign currency transactions.............................         2,141
                                                                ----------
      Net realized gain.....................................                        1,617,899
      Net unrealized depreciation on investments............                      (15,562,230)
                                                                                 ------------
Net realized and unrealized loss............................                      (13,944,331)
                                                                                 ------------
Net decrease in net assets resulting from operations........                     $(13,360,391)
                                                                                 ------------
                                                                                 ------------

                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $    583,940           $   298,473
  Net realized gain from investments and foreign currency
    transactions............................................          1,617,899             1,213,778
  Net unrealized appreciation (depreciation) on
   investments..............................................        (15,562,230)            2,800,101
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        (13,360,391)            4,312,352
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................            (92,907)             (207,163)
   Class II.................................................            (21,080)              (43,475)
   Advisor Class............................................             (6,716)                 (905)
  Net realized gains:
   Class I..................................................           (185,200)             (998,765)
   Class II.................................................            (58,259)             (303,072)
   Advisor Class............................................            (11,890)               (3,694)
 Fund share transactions (Note 2):
   Class I..................................................         32,491,449             8,101,372
   Class II.................................................          9,280,768             2,853,411
   Advisor Class............................................            238,038                27,981
                                                                ---------------------------------------
    Net increase in net assets..............................         28,273,812            13,738,042
Net assets:
 Beginning of period........................................         25,466,489            11,728,447
                                                                ---------------------------------------
 End of period..............................................       $ 53,740,301           $25,466,489
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................       $    572,304           $   109,067
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Greater European Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital appreciation by investing, under normal market conditions, at least 75% of its total assets in the equity securities of Greater European companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              23

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                  SEPTEMBER 30, 1998                  MARCH 31, 1998
                                                              -----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES        AMOUNT
                                                              -----------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................   5,384,061    $ 74,546,858         1,202,564    $15,820,682
Shares issued on reinvestment of distributions..............      17,788         261,115            92,488      1,117,164
Shares redeemed.............................................  (3,203,441)    (42,316,524)         (681,131)    (8,836,474)
                                                              -----------------------------------------------------------
Net increase................................................   2,198,408    $ 32,491,449           613,921    $ 8,101,372
                                                              -----------------------------------------------------------
                                                              -----------------------------------------------------------

 24

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                                 SEPTEMBER 30, 1998                MARCH 31, 1998
                                                              --------------------------------------------------------
                                                               SHARES        AMOUNT             SHARES       AMOUNT
                                                              --------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................  1,031,131    $14,430,864          283,511    $ 3,671,637
Shares issued on reinvestment of distributions..............      5,054         73,506           27,106        325,541
Shares redeemed.............................................   (389,779)    (5,223,602)         (89,455)    (1,143,767)
                                                              --------------------------------------------------------
Net increase................................................    646,406    $ 9,280,768          221,162    $ 2,853,411
                                                              --------------------------------------------------------
                                                              --------------------------------------------------------

                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                                 SEPTEMBER 30, 1998                MARCH 31, 1998
                                                              --------------------------------------------------------
                                                               SHARES        AMOUNT             SHARES       AMOUNT
                                                              --------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................    626,775    $ 9,055,358          186,400    $ 2,341,970
Shares issued on reinvestment of distributions..............      1,249         18,405              380          4,600
Shares redeemed.............................................   (615,263)    (8,835,725)        (183,909)    (2,318,589)
                                                              --------------------------------------------------------
Net increase................................................     12,761    $   238,038            2,871    $    27,981
                                                              --------------------------------------------------------
                                                              --------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.85%, 2.50%, and 1.50% of the Fund's average daily net assets of Class I, Class II, and Advisor Class shares,

                                                                              25

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
respectively, through August 1, 1999. For the six months ended September 30, 1998, no reimbursement was necessary.

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1998, unreimbursed costs were $244,073. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $19,375 and $7,541, respectively.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $  1,835,468
Unrealized depreciation.....................................     (13,429,062)
                                                                ------------
Net unrealized depreciation.................................    $(11,593,594)
                                                                ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 aggregated $41,216,865 and $3,802,827, respectively.

 26

PAGE

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PAGE

                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and  Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund


GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government  Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free  Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.
                                                                           09/98


PAGE


TEMPLETON GREATER EUROPEAN FUND
PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Greater European Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


419 S98 11/98                   [RECYCLE LOGO] Printed on recycled paper